Equity (Details) - USD ($)									6 Months Ended		12 Months Ended
		May 04, 2026	Apr. 28, 2026	Mar. 13, 2026	Nov. 03, 2025	Nov. 01, 2025	Mar. 24, 2025	Jan. 03, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	May 07, 2026	Aug. 31, 2025	Jul. 16, 2025
Equity [Line Items]
Re-designation common stock								497,500,000
Authorized share capital (in Dollars)								$ 50,000
Ordinary shares issued			630,000
Pre delivery shares						630,000
Shares subject to return									2,000,000
Share awards are vested term									3 years
Share-based compensation expenses (in Dollars)									$ 1,001,303	$ 7,978,548
Compensation expense (in Dollars)									470,000
Exercise price (in Dollars per share)				$ 8.27
Options grant shares				970,000
Unvested non milestones options amount (in Dollars)									$ 65,352
Tranche One [Member]
Equity [Line Items]
Ordinary shares issued				80,000
Options grant shares				950,000
2022 Incentive Plan [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)				$ 970,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Subsequent Event [Member]
Equity [Line Items]
Number of pre-delivery shares returned or cancelled		630,000
Two Thousand Twenty Three Note Issuance [Member]
Equity [Line Items]
Fair value of the conversion note (in Dollars)				$ 1,030,000
General Meeting of Shareholders [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued											6,732,441
Common stock shares outstanding											6,732,441
Ordinary shares issued					22,883
Pre delivery shares					630,000
Shares subject to return			630,000
General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Number of pre-delivery shares returned or cancelled		630,000
Class A Ordinary Shares [Mmeber]
Equity [Line Items]
Re-designation common stock								497,500,000
Ordinary shares, par value (in Dollars per share)	[1]								$ 0.0025		$ 0.0025
Unissued shares								2,500,000
Unissued shares per share (in Dollars per share)								$ 0.0001
Ordinary shares, shares authorized	[1]								2,000,000,000		2,000,000,000
Voting rights								one
Ordinary shares, shares issued	[1]								6,655,324		6,632,441
Common stock shares outstanding	[1]								6,655,324		6,632,441
Shares issued for share-based compensation												551,836
Share awards are vested term											3 years
Share-based compensation expenses (in Dollars)									$ 1,958,334
Unrecognized share based compensation (in Dollars)									1,716,776		$ 2,718,079
Class A Ordinary Shares [Mmeber] | Director [Member]
Equity [Line Items]
Ordinary shares issued												415,169
Class A Ordinary Shares [Mmeber] | Director [Member] | Stock option [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)									423,034
Class A Ordinary Shares [Mmeber] | Executive Officers, Directors and Employees [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)									$ 1,488,334
Class A Ordinary Shares [Mmeber] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001
Ordinary shares, shares authorized								497,500,000
Ordinary shares, shares issued															25,889
Ordinary shares issued									22,883
Class A Ordinary Shares [Mmeber] | Ordinary Shares [Member] | Director [Member]
Equity [Line Items]
Ordinary shares issued												173,332
Class A Ordinary Shares [Mmeber] | Ordinary Shares [Member] | Chief Executive Officer [Member]
Equity [Line Items]
Ordinary shares issued												241,837
Class A Ordinary Shares [Mmeber] | Share-Based Compensation [Member]
Equity [Line Items]
Grant date fair value (in Dollars)									$ 7,423,134		$ 9,381,468
Class A Ordinary Shares [Mmeber] | General Meeting of Shareholders [Member]
Equity [Line Items]
Unissued shares																25
Ordinary shares, shares issued									6,755,324		6,632,441
Common stock shares outstanding											6,632,441
Class A Ordinary Shares [Mmeber] | General Meeting of Shareholders [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)																$ 0.0001
Class A Ordinary Shares [Mmeber] | General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.0025
Number of pre-delivery shares returned or cancelled		630,000
Class A Ordinary Shares [Mmeber] | Minimum [Member] | General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Authorized share capital (in Dollars)														$ 1,250,000
Ordinary shares, shares authorized														2,000,000,000
Class A Ordinary Shares [Mmeber] | Maximum [Member]
Equity [Line Items]
Ordinary shares issued						630,000
Share awards are vested term												3 years
Class A Ordinary Shares [Mmeber] | Maximum [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares authorized														489,900,000
Class A Ordinary Shares [Mmeber] | Maximum [Member] | General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Authorized share capital (in Dollars)														$ 5,275,250
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0025		$ 0.0025
Unissued shares								2,500,000
Ordinary shares, shares authorized									110,100,000		110,100,000
Voting rights								twenty	twenty
Ordinary shares, shares issued									100,000		100,000
Common stock shares outstanding									100,000		100,000
Ordinary shares issued							100,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.0001								$ 0.0025
Ordinary shares, shares authorized								2,500,000
Class B Ordinary Shares [Member] | General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, shares issued											100,000
Common stock shares outstanding									100,000		100,000
Class B Ordinary Shares [Member] | General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.0025
Class B Ordinary Shares [Member] | Minimum [Member] | General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized														10,100,000
Class B Ordinary Shares [Member] | Maximum [Member] | General Meeting of Shareholders [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, shares authorized														110,100,000

[1]	excluding the Pre-delivery shares of 630,000 Class A Ordinary Shares, effectively returned and cancelled on May 4, 2026, pursuant to notice given on April 30, 2026 (Note 7)